Long-term Debt	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt	Long-term Debt

			Fair Value (1)
(in millions)	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
2.75% Notes due 2030	$750.0	$—	$804.8	$—
3.75% Notes due 2027	600.0	600.0	679.3	623.4
3.5% Notes due 2024	400.0	400.0	438.3	414.2
3.75% Notes due 2022	350.0	350.0	366.9	361.4
5.125% Notes due 2020	—	250.0	—	255.0
Unamortized discount, debt issuance costs and other	(18.7)	(8.4)
Total long term-debt	$2,081.3	$1,591.6
Less current portion of long-term debt	1.1	250.2
Total long term-debt, net of current portion	$2,080.2	$1,341.4
(1)The fair value is estimated based on current yield rates plus the Company’s estimated credit spread available for financings with similar terms and maturities. Based on these inputs, debt instruments are classified as Level 2 in the fair value hierarchy.
2.75% Notes Due 2030
On February 28, 2020, the Company completed a public offering of $750.0 million of unsecured senior notes with a stated interest rate of 2.75% due March 1, 2030 (the “2030 Notes”). The 2030 Notes were issued at a discount of $9.3 million, resulting in proceeds to the Company of $740.7 million. The Company incurred costs, primarily underwriting fees, to issue the 2030 Notes of approximately $6.5 million. Additionally in the first quarter of 2020, the Company entered into interest rate derivative instruments to hedge variability in future interest payments on the 2030 Notes of the 10-year US Treasury Rate ("treasury locks"), which were designated as hedges, and settled resulting in a loss of $16.4 million. The discount and issuance costs of $15.8 million are reflected net within long-term debt on the Consolidated Balance Sheets and the loss on treasury locks of $16.4 million is reflected in accumulated other comprehensive income on the Consolidated Balance Sheets. These costs are amortized to interest expense over the life of the 2030 Notes using the effective interest method. Interest is paid each March 1 and September 1, and commenced on September 1, 2020.
3.75% Notes Due 2027
On November 16, 2017, the Company completed a public offering of $600.0 million of notes with a stated interest rate of 3.75% due December 1, 2027 (the “2027 Notes”). The 2027 Notes were issued at a discount of $2.4 million, resulting in proceeds to the Company of $597.6 million. The Company incurred costs to issue the 2027 Notes of approximately $7.7 million, inclusive of underwriters’, credit rating agencies’ and attorneys’ fees and other costs. The discount and issuance costs are amortized to interest expense over the life of the 2027 Notes. Interest is paid each June 1 and December 1.
3.5% Notes Due 2024
On November 16, 2017, the Company completed a public offering of $400.0 million of notes with a stated interest rate of 3.5% due December 1, 2024 (the “2024 Notes”). The 2024 Notes were issued at a discount of $0.4 million, resulting in proceeds to the Company of $399.6 million. The Company incurred costs to issue the 2024 Notes of approximately $4.5 million, inclusive of underwriters’, credit rating agencies’ and attorneys’ fees and other costs. The discount and issuance costs are amortized to interest expense over the life of the 2024 Notes. Interest is paid each June 1 and December 1.
3.75% Notes Due 2022
On November 20, 2012, the Company completed a public offering of $350.0 million of notes with a stated interest rate of 3.75% due November 15, 2022 (the “2022 Notes”). The 2022 Notes were issued at a discount of $1.1 million, resulting in proceeds to the Company of $348.9 million. The Company incurred costs to issue the 2022 Notes of approximately $2.9 million, inclusive of underwriters’, credit rating agencies’ and attorneys’ fees and other costs. Both the discount and issuance costs are being amortized to interest expense over the life of the 2022 Notes. Interest is paid each May 15 and November 15.
5.125% Notes Due 2020
On December 9, 2010, the Company completed a public offering of $250.0 million of notes with a stated interest rate of 5.125% due December 15, 2020 (the “2020 Notes”). The 2020 Notes were issued at a discount of approximately $1.1 million, resulting in proceeds to the Company of approximately $248.9 million. The Company incurred costs to issue the 2020 Notes of approximately $1.9 million, inclusive of underwriters’, credit rating agencies’ and attorneys’ fees and other costs. Interest on the 2020 Notes is paid each June 15 and December 15.
On February 28, 2020, the Company issued a notice for the redemption in full of the 2020 Notes. The 2020 Notes were redeemed on March 29, 2020 (the “Redemption Date”) at the redemption price of $262.1 million, consisting of the principal amount of $250.0 million, $8.4 million premium for early redemption and $3.7 million of interest to the redemption date. The premium along with remaining unamortized issuance costs of $8.8 million are reflected in loss on extinguishment of debt and the $3.7 million of interest is reflected in interest expense in the Consolidated Statements of Income.
Notes Terms and Redemption Features
The 2030, 2027, 2024 and 2022 Notes (jointly the “Notes”) are presented net of the related discount and debt issuance costs in long-term debt. The Notes may be redeemed at the Company's option, in whole or in part, plus accrued and unpaid interest, at any time prior to the dates stated below, at a price equal to the greater of (i) 100.0% of the principal amounts; or (ii) the sum of the present values of the remaining scheduled payments of principal and interest discounted to the redemption date on a semi-annual basis at the Treasury Rate plus a spread (noted below). The Notes may also be redeemed at any time after the dates noted below, in whole or in part, at the Company's option at 100.0% of the principal amount, plus accrued and unpaid interest.

Debt Instrument	Date	Spread
2.75% Notes due 2030	December 1, 2029	20 basis points
3.75% Notes due 2027	September 1, 2027	25 basis points
3.5% Notes due 2024	October 1, 2024	20 basis points
3.75% Notes due 2022	August 15, 2022	35 basis points
Upon a change-in-control triggering event, the Company will be required to offer to repurchase the Notes at 101.0% of the principal amount, plus accrued and unpaid interest.
The Notes are subject to the Company's existing indenture dated January 15, 1997, and accordingly, are subject to the same restrictive covenants and limitations as the Company's existing indebtedness. The Notes are general unsecured obligations of the Company and rank equally with the Company's existing and future unsecured and unsubordinated indebtedness. The Notes are subordinate to any existing or future debt or other liabilities of the Company's subsidiaries.
Revolving Credit Facility (the “Facility”)
On February 5, 2020, the Company entered into the Company's Fourth Amended and Restated Credit Agreement (the “Amendment”) administered by JPMorgan Chase Bank, N.A. Among other things, the Amendment extended the maturity date of the Facility from February 21, 2022, to February 5, 2025. During the first quarter of 2020, the Company incurred $1.3 million of financing costs to finalize the amendment, which are recognized ratably over the extended maturity date of the Facility. The Facility has a feature that allows the Company to increase availability, at its option, by an aggregate amount of up to $500.0 million through increased commitments from existing lenders or the addition of new lenders. Under the Facility the Company may also enter into commitments in the form of standby, commercial, or direct pay letters of credit for an amount not to exceed $50.0 million. The Facility provides for grid-based interest pricing based on the credit rating of the senior unsecured bank debt or other unsecured senior debt. The Facility is also subject to fees based on applicable rates as defined in the agreement and the aggregate commitment, regardless of usage.
The Facility provides for variable interest pricing based on the credit rating of the senior unsecured bank debt or other unsecured senior debt. The Facility is also subject to fees based on applicable rates as defined in the agreement and the aggregate commitment, regardless of usage. The Facility requires the Company to meet various restrictive covenants and limitations including certain leverage ratios, interest coverage ratios and limits on outstanding debt balances held by certain subsidiaries.
As of December 31, 2020, the Company had no borrowings and $1.0 billion available under the Facility. During 2020, borrowings and repayments under the Facility totaled $500.0 million with a weighted average interest rate of 1.9%. During 2019 and 2018, the Company had no borrowings or repayments under the Facility.
Covenants and Limitations
Under the Company’s debt and credit facilities, the Company is required to meet various restrictive covenants and limitations, including limitations on certain leverage ratios, interest coverage and limits on outstanding debt balances held by certain subsidiaries. The Company was in compliance with all covenants and limitations as of December 31, 2020 and 2019.
Letters of Credit and Guarantees
During the normal course of business, the Company enters into commitments in the form of letters of credit and bank guarantees to provide its own financial and performance assurance to third parties. The Company has not issued any guarantees on behalf of any third parties. As of December 31, 2020, and 2019, the Company had $25.2 million and $25.5 million, in letters of credit and bank guarantees outstanding, respectively. The Company has multiple arrangements to obtain letters of credit, which include an agreement with an unspecified availability and separate agreements for up to $80.0 million in letters of credit, of which $54.9 million was available as of December 31, 2020.
Interest Payments
Cash payments for interest were $66.2 million, $63.7 million and $65.4 million in 2020, 2019 and 2018, respectively.